Bank Borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Debt Instrument [Line Items]
Interest related to bank borrowings	$ 214,802	$ 276,202	$ 317,978	$ 248,415
Minimum [Member]
Debt Instrument [Line Items]
Percentage of annual interest rate	2.00%	2.00%
Repayable term	3 years	3 years
Maximum [Member]
Debt Instrument [Line Items]
Percentage of annual interest rate	10.00%	10.00%
Repayable term	7 years	7 years
Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of annual interest rate	2.30%	2.30%	2.00%
Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of annual interest rate	10.00%	10.00%	10.00%